Loans Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans Receivable

2.	LOANS RECEIVABLE

Loans receivable consisted of the following at December 31:

	2016	2015
Loans receivable	$7,587,349	$8,110,077
Allowance for credit losses	(1,212,441)	(985,375)
Loans receivable, net	$6,374,908	$7,124,702

A reconciliation of the allowance for credit losses consist of the following at December 31:

	2016	2015
Beginning balance	$985,375	$596,963
Provision for credit losses	1,865,362	1,134,518
Loans charged off	(1,638,296)	(746,106)
Ending balance	$1,212,441	$985,375
Basis of Assessment:
Individually	$-	$-
Collectively	$1,212,441	$985,375

The following is an age analysis of past due receivables as of December 31, 2016 and 2015:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Not Accruing
2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

The Company’s primary credit quality indicator is the customer’s Vantage credit score as determined by Experian on the date of loan origination. The Company does not update the customer’s credit profile during the contractual term of the loan.

The following is a summary of the loan receivable balance as of December 31, 2016 and 2015 by credit quality indicator:

Credit Score	2016	2015
550-575	$16,264	$-
576-600	183,701	149,056
601-650	3,332,371	3,397,512
651-700	2,946,944	3,230,308
701-750	874,408	1,097,225
751-800	166,811	185,840
801-850	46,368	50,136
851-900	20,482	-
	$7,587,349	$8,110,077